INCOME TAX - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	2.80%	4.30%
Change in fair value of Bridge Note- bifurcated derivative	0.00%	(0.70%)
Change in fair value of PIPE forward contract derivatives	0.00%	(1.40%)
Change in valuation allowance	(23.80%)	(29.30%)
Income tax provision	(0.00%)	(6.10%)